Shareholders' equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 2,566	€ 2,701
Debit part of equity attributable to non-controlling interests	(12)	(13)
Total equity attributable to non-controlling interests	2,553	2,688
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	959	987
o/w Sonatel group [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	653	736
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	270	275
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	170	166
o/w Mdi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 124	€ 148